Finance Costs	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Finance Costs
10.	FINANCE COSTS

	Nine months ended December 31, 2024	Year ended March 31, 2024

Finance costs are comprised of:

Interest on senior secured lien notes (Note 20)	$31.5	$-

Interest on financing arrangement	0.6	0.2

Revaluation of discount rate for environmental liabilities	0.3	3.8

Other interest expense	7.9	2.3

Revolving Credit Facility fees	1.8	2.9

Unwinding of issuance costs of debt facilities (Note 17, 20, 21) and accretion of governmental loan benefits and discounts on environmental liabilities	13.4	16.4

	$55.5	$25.6